Income Taxes - Summary of NOLs amd Tax Credit Gross Carryforwards (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Domestic Tax Authority [Member] | Indefinitely Carried Forward [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 79,293